Deposits (Tables)	12 Months Ended
Jun. 30, 2024
Deposits
Schedule of maturities of certificates of deposit

Years Ending June 30,
2025	$44,829,942
2026	9,606,274
2027	11,570,177
2028	1,052,040
2029	386,414
Thereafter	272,888
$67,717,735